SUBORDINATED LIABILITIES - Summary of Dated Subordinated Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Subordinated Liabilities [Line Items]
Dated subordinated liabilities	£ 1,484	£ 1,837
4.75% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	4.75%	4.75%
Maturity	2025	2025
Dated subordinated liabilities	£ 0	£ 332
7.95% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	7.95%	7.95%
Maturity	2029	2029
Dated subordinated liabilities	£ 177	£ 189
6.50% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	6.50%	6.50%
Maturity	2030	2030
Dated subordinated liabilities	£ 1	£ 1
5.875% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	5.875%	5.875%
Maturity	2031	2031
Dated subordinated liabilities	£ 8	£ 7
5.625%Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	5.625%	5.625%
Maturity	2045	2045
Dated subordinated liabilities	£ 210	£ 226
7.869% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	7.869%	7.869%
Maturity	2033	2033
Dated subordinated liabilities	£ 319	£ 314
8.296% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Interest rate	8.296%	8.296%
Maturity	2033	2033
Dated subordinated liabilities	£ 769	£ 768